Financial Assets at FVPL (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Assets at FVPL	As at December 31, 2021 and 2020, this account consists of:
	2021	2020
	(in million pesos)
Club shares and others	339	319
Phunware	—	61
Rocket Internet	—	—
iflix Limited, or iflix	—	—
	339	380

Summary of Details on Investment in Rocket

Further details on investment in Rocket Internet for the years ended December 31, 2020 and 2019, and as at December 31, 2020 are as follows:

	2020	2019

Total market value as at beginning of the year (in million pesos)	2,381	3,128
Closing price per share at end of the year (in Euros)	—	22.10
Total market value as at end of the year (in million Euros)	—	42
Total market value as at end of the year (in million pesos)	—	2,381
Net losses recognized during the year (in million pesos)	—	89

2020
(in million pesos)
Balances at beginning of the year	2,381
Disposal of investments	(2,381)
Balances at end of the year	—